Annual Total Returns - Banking Portfolio [BarChart] - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-19 - Banking Portfolio - Banking Portfolio-Default	Nov. 12, 2021
Bar Chart Table:
Annual Return 2011	(13.31%)
Annual Return 2012	22.42%
Annual Return 2013	39.38%
Annual Return 2014	7.58%
Annual Return 2015	0.65%
Annual Return 2016	26.84%
Annual Return 2017	12.68%
Annual Return 2018	(18.28%)
Annual Return 2019	35.59%
Annual Return 2020	(12.16%)